Loans and Allowance for Credit Losses - Additional Information (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($) MortgageLoan SecurityLoan	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Loans and Allowance for Credit Losses [Line Items]
Loans pledged at the Federal Reserve Bank		$ 85,800	$ 76,900
Unearned interest and deferred fees and costs on originated loans		3,100	475
Foreclosed residential real estate property included in other real estate owned		23	22
Foreclosed residential real estate related to mortgage loans whose payments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs		54	22
Residential mortgage loans secured by residential real estate in process of foreclosure		$ 1,100	696
Number of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period was unsuccessful and no longer eligible for a permanent modification | MortgageLoan		16
Outstanding balance of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period was unsuccessful and no longer eligible for a permanent modification		$ 2
Nonperforming loans		972	834
Other real estate non-performing		23	22
Non-performing assets other		21	22
Non-performing assets		1,000	878
Commitments to lend additional funds		21
Allowance for acquired credit losses	[1]	336
Financing receivable, allowance for credit loss		7,404	6,155	$ 8,010	$ 4,491
MUFG Union Bank [Member]
Loans and Allowance for Credit Losses [Line Items]
Allowance for acquired credit losses		336
Financing receivable, allowance for credit loss		662
Federal Home Loan Bank Advances [Member]
Loans and Allowance for Credit Losses [Line Items]
Loans pledged at the Federal Home Loan Bank		134,600	92,100
Government National Mortgage Association [Member]
Loans and Allowance for Credit Losses [Line Items]
Residential mortgage loans secured by residential real estate in process of foreclosure		$ 830	555
Home Equity and Second Mortgages [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan		5
Outstanding balance of loans in trial period		$ 1
Estimated post-modification balance of loans in trial period		$ 1
Residential Mortgages [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan		4
Outstanding balance of loans in trial period		$ 1
Estimated post-modification balance of loans in trial period		1
Allowance for acquired credit losses	[1]	36
Financing receivable, allowance for credit loss		$ 926	$ 565	$ 573	$ 433
Government National Mortgage Association [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan		52
Outstanding balance of loans in trial period		$ 6
Estimated post-modification balance of loans in trial period		$ 6

[1]	Represents allowance for purchased credit deteriorated and charged-off loans acquired from MUB.